UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09395

 NAME OF REGISTRANT:                     Third Avenue Variable Series
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 622 Third Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  W. James Hall III
                                         622 Third Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-888-5222

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Third Ave Value Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AVX CORPORATION                                                                             Agenda Number:  933110239
--------------------------------------------------------------------------------------------------------------------------
        Security:  002444107
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2009
          Ticker:  AVX
            ISIN:  US0024441075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TETSUO KUBA                                               Mgmt          For                            For
       JOHN S. GILBERTSON                                        Mgmt          For                            For
       MAKOTO KAWAMURA                                           Mgmt          For                            For
       RODNEY N. LANTHORNE                                       Mgmt          For                            For
       JOSEPH STACH                                              Mgmt          For                            For

02     TO APPROVE THE 2009 AVX CORPORATION MANAGEMENT            Mgmt          For                            For
       INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS,      Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING MARCH 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF NEW YORK MELLON CORP.                                                               Agenda Number:  933207436
--------------------------------------------------------------------------------------------------------------------------
        Security:  064058100
    Meeting Type:  Annual
    Meeting Date:  13-Apr-2010
          Ticker:  BK
            ISIN:  US0640581007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RUTH E. BRUCH                                             Mgmt          For                            For
       NICHOLAS M. DONOFRIO                                      Mgmt          For                            For
       GERALD L. HASSELL                                         Mgmt          For                            For
       EDMUND F. KELLY                                           Mgmt          For                            For
       ROBERT P. KELLY                                           Mgmt          For                            For
       RICHARD J. KOGAN                                          Mgmt          For                            For
       MICHAEL J. KOWALSKI                                       Mgmt          For                            For
       JOHN A. LUKE, JR.                                         Mgmt          For                            For
       ROBERT MEHRABIAN                                          Mgmt          For                            For
       MARK A. NORDENBERG                                        Mgmt          For                            For
       CATHERINE A. REIN                                         Mgmt          For                            For
       WILLIAM C. RICHARDSON                                     Mgmt          For                            For
       SAMUEL C. SCOTT III                                       Mgmt          For                            For
       JOHN P. SURMA                                             Mgmt          For                            For
       WESLEY W. VON SCHACK                                      Mgmt          For                            For

02     PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING)            Mgmt          For                            For
       RESOLUTION RELATING TO 2009 EXECUTIVE COMPENSATION.

03     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANT.

04     STOCKHOLDER PROPOSAL WITH RESPECT TO CUMULATIVE           Shr           Against                        For
       VOTING.

05     STOCKHOLDER PROPOSAL REQUESTING ADOPTION OF               Shr           Against                        For
       POLICY REQUIRING FIVE-YEAR LOCK-UP PERIOD FOR
       SENIOR EXECUTIVES' EQUITY INCENTIVE AWARDS.

06     STOCKHOLDER PROPOSAL REQUESTING STOCKHOLDER               Shr           Against                        For
       APPROVAL OF CERTAIN FUTURE SEVERANCE AGREEMENTS
       WITH SENIOR EXECUTIVES.




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD ASSET MANAGEMENT INC.                                                            Agenda Number:  933228959
--------------------------------------------------------------------------------------------------------------------------
        Security:  112585104
    Meeting Type:  Annual
    Meeting Date:  05-May-2010
          Ticker:  BAM
            ISIN:  CA1125851040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARCEL R. COUTU                                           Mgmt          For                            For
       MAUREEN KEMPSTON DARKES                                   Mgmt          For                            For
       LANCE LIEBMAN                                             Mgmt          For                            For
       G. WALLACE F. MCCAIN                                      Mgmt          For                            For
       FRANK J. MCKENNA                                          Mgmt          For                            For
       JACK M. MINTZ                                             Mgmt          For                            For
       PATRICIA M. NEWSON                                        Mgmt          For                            For
       JAMES A. PATTISON                                         Mgmt          For                            For

02     THE APPOINTMENT OF THE EXTERNAL AUDITOR AND               Mgmt          For                            For
       AUTHORIZING THE DIRECTORS TO SET ITS REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD INFRASTRUCTURE PARTNERS L.P.                                                     Agenda Number:  933158342
--------------------------------------------------------------------------------------------------------------------------
        Security:  G16252101
    Meeting Type:  Special
    Meeting Date:  16-Nov-2009
          Ticker:  BIP
            ISIN:  BMG162521014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE RESOLUTION IN THE FORM ANNEXED AS APPENDIX            Mgmt          For                            For
       A TO THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR OF THE PARTNERSHIP DATED OCTOBER 21,
       2009 APPROVING A TRANSACTION PURSUANT TO WHICH
       BROOKFIELD INFRASTRUCTURE L.P. ("BROOKFIELD
       INFRASTRUCTURE") WILL ISSUE UP TO $450 MILLION
       OF REDEEMABLE PARTNERSHIP UNITS OF BROOKFIELD
       INFRASTRUCTURE TO BROOKFIELD ASSET MANAGEMENT
       INC. OR ITS AFFILIATES;

02     THE RESOLUTION IN THE FORM ANNEXED AS APPENDIX            Mgmt          For                            For
       B TO THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR OF THE PARTNERSHIP DATED OCTOBER 21,
       2009 AUTHORIZING AND APPROVING AN AMENDMENT
       TO THE AMENDED AND RESTATED LIMITED PARTNERSHIP
       AGREEMENT OF THE PARTNERSHIP (THE "LPA") WHICH
       REDUCES THE QUORUM REQUIREMENT FOR A MEETING
       OF THE LIMITED PARTNERS TO HOLDERS REPRESENTING,
       IN THE AGGREGATE, 20 PERCENT OF THE TOTAL OUTSTANDING
       LIMITED PARTNERSHIP UNITS, PRESENT IN PERSON
       OR BY PROXY.




--------------------------------------------------------------------------------------------------------------------------
 CAVCO INDUSTRIES, INC.                                                                      Agenda Number:  933292891
--------------------------------------------------------------------------------------------------------------------------
        Security:  149568107
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2010
          Ticker:  CVCO
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID A. GREENBLATT                                       Mgmt          For                            For

02     THE RE-APPROVAL OF THE MATERIAL TERMS OF THE              Mgmt          For                            For
       PERFORMANCE GOALS FOR SECTION 162(M) AWARDS
       UNDER THE CAVCO INDUSTRIES, INC. 2005 STOCK
       INCENTIVE PLAN.

03     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       AUDITOR FOR FISCAL 2011.




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD                                                                  Agenda Number:  702404966
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Election of Mr. Li Tzar Kuoi, Victor as a Director        Mgmt          For                            For

3.2    Election of Mr. Ip Tak Chuen, Edmond as a Director        Mgmt          For                            For

3.3    Election of Mr. Chiu Kwok Hung, Justin as a               Mgmt          For                            For
       Director

3.4    Election of Mr. Chow Kun Chee, Roland as a Director       Mgmt          For                            For

3.5    Election of Mr. Yeh Yuan Chang, Anthony as a              Mgmt          For                            For
       Director

3.6    Election of Mr. Chow Nin Mow, Albert as a Director        Mgmt          For                            For

3.7    Election of Dr. Wong Yick-ming, Rosanna as a              Mgmt          For                            For
       Director

4.     Appointment of Messrs. Deloitte Touche Tohmatsu           Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors to issue additional               Mgmt          For                            For
       shares of the Company

5.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company

5.3    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors pursuant to Resolution 5(1)
       to issue additional shares of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHONG HING BANK LTD                                                                         Agenda Number:  702338612
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1582S105
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  HK1111036765
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2009

2      Approve to declare the final cash dividend for            Mgmt          For                            For
       the YE 31 DEC 2009 of HKD 0.20 per share

3.1    Re-elect Dr. Liu Lit Mo as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. Liu Lit Chi as a Director                    Mgmt          For                            For

3.3    Re-elect Mr. Don Tit Shing Liu as a Director              Mgmt          For                            For

3.4    Re-elect Dr. Robin Yan Hing Chan as a Director            Mgmt          For                            For

3.5    Re-elect Mr. Andrew Liu as a Director                     Mgmt          For                            For

3.6    Re-elect Mr. Wanchni Chiranakhorn as a Director           Mgmt          For                            For

3.7    Approve to fix the Directors' fee for the YE              Mgmt          For                            For
       31 DEC 2010 at HKD 150,000 for the Executive
       Chairman, HKD 150,000 for each of the Independent
       Non-executive Directors, HKD 150,000 for each
       of the Non-executive Directors with Committee
       responsibilities, and HKD 100,000 for each
       of the other Directors

4      Re-appoint Deloitte Touche Tohmatsu the Bank's            Mgmt          For                            For
       Auditors and authorize the Directors to
       fix the Auditor's remuneration

5      Authorize the Directors, to purchase shares,              Mgmt          For                            For
       during the relevant period, subject to
       and in accordance with all applicable Laws
       the aggregate nominal amount of shares which
       may be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Hong Kong Code on Share Repurchases shall not
       exceed 10% of the aggregate nominal amount
       of shares in issue at the date of the passing
       of this resolution;  Authority expires the
       earlier of the conclusion of the next AGM
       of the meeting or the expiration of the period
       within which the next AGM of the Bank is
       required by law to be held

6      Authorize the Directors of the Bank, to allot,            Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Bank and to make or grant offers,
       agreements and options which might require
       the exercise of such powers during and after
       the  end of the relevant period, the aggregate
       nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted  whether pursuant to an option
       or otherwise  by the Directors of the Bank
       otherwise than pursuant to (i) any rights
       issue (ii) any scrip dividend or similar
       arrangement providing for the allotment
       and issue of shares in lieu of the whole
       or part of a dividend on shares of the Bank
       in accordance with the Articles of Association
       of the Bank, or (iii) any exercise of options
       granted under the share option scheme of the
       Bank adopted on 25 APR 2002shall not exceed the aggregate
       of: (aa) 20% of the aggregate nominal amount of the
       shares in the capital of the Bank in issue
       at the date of the passing of this resolution;
       and (bb) if the directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank  the nominal amount of any
       share capital of the Bank repurchased by the
       Bank subsequent to the passing of this resolution;
       Authority expires the earlier of the
       conclusion of the next AGM of the meeting
       or the expiration of the within which the
       next AGM of the Bank is required by law to
       be held

7      Approve to extend the general mandate granted             Mgmt          Against                        Against
       under Resolution 6 by adding the number
       of shares repurchased under Resolution 5 to
       the number of additional shares permitted
       to be allotted and issued as specified




--------------------------------------------------------------------------------------------------------------------------
 CIMAREX ENERGY CO.                                                                          Agenda Number:  933232681
--------------------------------------------------------------------------------------------------------------------------
        Security:  171798101
    Meeting Type:  Annual
    Meeting Date:  19-May-2010
          Ticker:  XEC
            ISIN:  US1717981013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HANS HELMERICH                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: HAROLD R. LOGAN, JR.                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MONROE W. ROBERTSON                 Mgmt          For                            For

2      IN ORDER TO OBTAIN THE FEDERAL INCOME TAX DEDUCTION       Mgmt          For                            For
       BENEFITS UNDER SECTION 162(M) OF THE INTERNAL
       REVENUE CODE, APPROVE A REVISION TO THE MAXIMUM
       NUMBER OF SHARES THAT MAY BE ISSUED UNDER THE
       PERFORMANCE AWARDS.

3      RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       AUDITORS FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 CIT GROUP INC.                                                                              Agenda Number:  933221804
--------------------------------------------------------------------------------------------------------------------------
        Security:  125581801
    Meeting Type:  Annual
    Meeting Date:  11-May-2010
          Ticker:  CIT
            ISIN:  US1255818015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL J. EMBLER                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLIAM M. FREEMAN                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ARTHUR B. NEWMAN                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DANIEL A. NINIVAGGI                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: R. BRAD OATES                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: MARIANNE MILLER PARRS               Mgmt          For                            For

1G     ELECTION OF DIRECTOR: GERALD ROSENFELD                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: JOHN R. RYAN                        Mgmt          For                            For

1I     ELECTION OF DIRECTOR: SEYMOUR STERNBERG                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JOHN A. THAIN                       Mgmt          For                            For

1K     ELECTION OF DIRECTOR: PETER J. TOBIN                      Mgmt          For                            For

1L     ELECTION OF DIRECTOR: LAURA S. UNGER                      Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS CIT'S INDEPENDENT AUDITORS FOR 2010.

03     TO APPROVE THE COMPENSATION OF CIT'S EXECUTIVES,          Mgmt          For                            For
       AS DISCLOSED IN PROXY STATEMENT FOR THE 2010
       ANNUAL MEETING OF STOCKHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 COVANTA HOLDING CORPORATION                                                                 Agenda Number:  933223264
--------------------------------------------------------------------------------------------------------------------------
        Security:  22282E102
    Meeting Type:  Annual
    Meeting Date:  06-May-2010
          Ticker:  CVA
            ISIN:  US22282E1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID M. BARSE                                            Mgmt          For                            For
       RONALD J. BROGLIO                                         Mgmt          For                            For
       PETER C.B. BYNOE                                          Mgmt          For                            For
       LINDA J. FISHER                                           Mgmt          For                            For
       JOSEPH M. HOLSTEN                                         Mgmt          For                            For
       ANTHONY J. ORLANDO                                        Mgmt          For                            For
       WILLIAM C. PATE                                           Mgmt          For                            For
       ROBERT S. SILBERMAN                                       Mgmt          For                            For
       JEAN SMITH                                                Mgmt          For                            For
       SAMUEL ZELL                                               Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS COVANTA HOLDING CORPORATION'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTANTS FOR THE 2010
       FISCAL YEAR.

03     STOCKHOLDER PROPOSAL TO AMEND THE EQUITY AWARD            Shr           Against                        For
       PLAN FOR EMPLOYEES AND OFFICERS.


--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORPORATION                                                                          Agenda Number:  933159990
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  Special
    Meeting Date:  25-Nov-2009
          Ticker:  ECA
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A SPECIAL RESOLUTION, THE FULL TEXT OF WHICH              Mgmt          For                            For
       IS SET FORTH IN APPENDIX "A" TO THE
       INFORMATION CIRCULAR, APPROVING AN ARRANGEMENT
       PURSUANT TO SECTION 192 OF THE CANADA BUSINESS
       CORPORATIONS ACT PURSUANT TO WHICH, AMONG OTHER
       THINGS, COMMON SHAREHOLDERS OF ENCANA WILL
       RECEIVE ONE NEW COMMON SHARE IN ENCANA AND
       ONE COMMON SHARE IN A NEW PUBLIC COMPANY CALLED
       "CENOVUS ENERGY INC." IN EXCHANGE FOR EACH
       COMMON SHARE OF ENCANA HELD.

02     AN ORDINARY RESOLUTION RATIFYING AND APPROVING            Mgmt          For                            For
       AN EMPLOYEE STOCK OPTION PLAN FOR CENOVUS ENERGY
       INC.

03     AN ORDINARY RESOLUTION RATIFYING AND APPROVING            Mgmt          Against                        Against
       A SHAREHOLDER RIGHTS PLAN FOR CENOVUS ENERGY
       INC.




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORPORATION                                                                          Agenda Number:  933212879
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  Annual and Special
    Meeting Date:  21-Apr-2010
          Ticker:  ECA
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PETER A. DEA                                              Mgmt          For                            For
       RANDALL K. ERESMAN                                        Mgmt          For                            For
       CLAIRE S. FARLEY                                          Mgmt          For                            For
       FRED J. FOWLER                                            Mgmt          For                            For
       BARRY W. HARRISON                                         Mgmt          For                            For
       SUZANNE P. NIMOCKS                                        Mgmt          For                            For
       DAVID P. O'BRIEN                                          Mgmt          For                            For
       JANE L. PEVERETT                                          Mgmt          For                            For
       ALLAN P. SAWIN                                            Mgmt          For                            For
       BRUCE G. WATERMAN                                         Mgmt          For                            For
       CLAYTON H. WOITAS                                         Mgmt          For                            For

02     APPOINTMENT OF AUDITORS - PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AT A REMUNERATION TO FIXED BY THE BOARD
       OF DIRECTORS.

03     AMENDMENT AND RECONFIRMATION OF THE SHAREHOLDER           Mgmt          Against                        Against
       RIGHTS PLAN.

04     CONFIRMATION OF AMENDMENTS TO BY-LAW NO. 1.               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY ENTERPRISES, INC.                                                               Agenda Number:  933267432
--------------------------------------------------------------------------------------------------------------------------
        Security:  345550107
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2010
          Ticker:  FCEA
            ISIN:  US3455501078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M.P. ESPOSITO, JR.                                        Mgmt          For                            For
       JOAN K. SHAFRAN                                           Mgmt          For                            For
       LOUIS STOKES                                              Mgmt          For                            For
       STAN ROSS                                                 Mgmt          For                            For

02     THE PROPOSED AMENDMENT OF THE AMENDED ARTICLES            Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF CLASS A COMMON STOCK.

03     THE PROPOSED AMENDMENT OF THE AMENDED ARTICLES            Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF PREFERRED STOCK.

04     THE PROPOSED AMENDMENT OF THE CODE OF REGULATIONS         Mgmt          For                            For
       TO ALLOW THE BOARD OF DIRECTORS TO AMEND THE
       CODE OF REGULATIONS TO THE EXTENT PERMITTED
       BY LAW.

05     THE PROPOSED AMENDMENT AND RESTATEMENT OF THE             Mgmt          For                            For
       1994 STOCK PLAN.

06     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 31, 2011.




--------------------------------------------------------------------------------------------------------------------------
 GUOCO GROUP LTD                                                                             Agenda Number:  702129695
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42098122
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  BMG420981224
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Declare a final dividend                                  Mgmt          For                            For

2.     Approve to fix the fees of the Directors for              Mgmt          For                            For
       the YE 30 JUN 2009

3.     Re-elect Mr. Quek Leng Chan as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Sat Pal Khattar as a Director                Mgmt          For                            For

5.     Re-elect Mr. Roderic N. A. Sage as a Director             Mgmt          For                            For

6.     Appoint Messrs. KPMG as the Auditors and authorize        Mgmt          For                            For
       the Board of Directors to fix their remuneration

7.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on the Stock Exchange
       of Hong Kong Limited, subject to and in accordance
       with all applicable laws and the Bye-Laws of
       the Company, not exceeding 10% the aggregate
       nominal amount of shares of the Company in
       issue on the date of the passing of this resolution
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any applicable laws to be held].

8.     Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing of this resolution
       otherwise than pursuant to: i) a rights issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) the exercise of any option under the Company's
       share option schemes; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on the shares of the Company in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-laws of the
       Company or any applicable laws to be held].

9.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       7 and 8, to extend the general mandate granted
       to the Directors of the Company to allot and
       issue shares pursuant to Resolution 8, by an
       amount representing the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 7, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution.



--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG GROUP LTD                                                                         Agenda Number:  702095464
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30148111
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  HK0010000088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Ms. Laura Lok Yee Chen as a Director             Mgmt          For                            For

3.b    Re-elect Dr. York Liao as a Director                      Mgmt          For                            For

3.c    Re-elect Mr. Shang Shing Yin as a Director                Mgmt          For                            For

3.d    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees.

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix the Auditors'
       remuneration.

5.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares in the capital of the Company, during
       the relevant period, the aggregate nominal
       amount of shares of the Company which may be
       purchased by the Company on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       and The Stock Exchange under the Hong Kong
       Code on share repurchases pursuant to the approval
       in this resolution, shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       of this resolution; and [Authority expires
       the earlier of the conclusion of the next meeting
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law].

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       during the relevant period [as specified in
       Resolution 5 in the notice of the Meeting],
       to allot, issue and deal with additional shares
       in the capital of the Company and to allot,
       issue or grant securities convertible into
       shares in the capital of the Company or options,
       warrants or similar rights to subscribe for
       any such shares or such convertible securities
       and to make or grant offers, agreements and
       options, not exceeding the aggregate of: a)
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution plus; b) if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company set out as Resolution 7 in the
       notice of the meeting, the nominal amount of
       share capital repurchased by the Company subsequent
       to the passing of this resolution, up to maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing of this resolution,
       otherwise than pursuant to: i) a rights issue
       [as specified]; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into the shares
       of the Company; iii) any Option Scheme or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares of the Company or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       and [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law].

7.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred in Resolution
       No.6 in the notice of the meeting in respect
       of the share capital of the Company referred
       in such resolution.




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  702095476
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive the audited financial statements and              Mgmt          For                            For
       reports of the Directors and Auditors for the
       YE 30 JUN 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Ronald Joseph Arculli as a Director          Mgmt          For                            For

3.B    Re-elect Ms. Laura Lok Yee Chen as a Director             Mgmt          For                            For

3.C    Re-elect Prof. Pak Wai Liu as a Director                  Mgmt          For                            For

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees.

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix the Auditors'
       remuneration.

5.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period [as specified] of all the
       powers of the Company to purchase shares in
       the capital of the Company; the aggregate nominal
       amount of shares of the Company which may be
       purchased by the Company on The Stock Exchange
       of Hong Kong Limited [the "Stock Exchange"]
       or on any other Stock Exchange recognized for
       this purpose by the Securities and Futures
       Commission and the Stock Exchange under the
       Hong Kong Code on Share Repurchases pursuant
       to the approval in this resolution above shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held].

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       during the Relevant Period [as specified in
       this Resolution 5 in the notice of the Meeting]
       of all the powers of the Company to allot,
       issue and deal with additional shares in the
       capital of the Company and to allot, issue
       or grant securities convertible into shares
       in the capital of the Company or options, warrants
       or similar rights to subscribe for any such
       shares or such convertible securities and to
       make or grant offers, agreements and options
       which might require the exercise of such powers;
       and during the Relevant Period to allot, issue
       or grant securities convertible into shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       might require the exercise of such powers after
       the end of the Relevant Period; the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the approval in this resolution
       above, otherwise than pursuant to: i) a rights
       issue [as specified], ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company, iii) any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares of the Company, or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the articles of association of the Company,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this Resolution plus if the Directors are so
       authorized by a separate ordinary resolution
       of the shareholders of the Company set out
       as Resolution 7 in the notice of the Meeting,
       the nominal amount of the share capital of
       the Company repurchased by the Company subsequent
       to the passing of this resolution, up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, and the said approval shall be
       limited accordingly; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held].

7.     Authorize the Directors of the Company, to exercise       Mgmt          For                            For
       the powers of the Company referred in the resolution
       set out as Resolution 6 in the notice of the
       meeting in respect of the share capital of
       the Company of such resolution.



--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702086667
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.1    Re-elect Dr. Lee Shau Kee as a Director                   Mgmt          For                            For

1.2    Re-elect Mr. Colin Lam Ko Yin as a Director               Mgmt          For                            For

1.3    Re-elect Mr. John Yip Ying Chee as a Director             Mgmt          For                            For

1.4    Re-elect Mr. Alexander Au Siu Kee as a Director           Mgmt          For                            For

1.5    Re-elect Madam Fung Lee Woon King as a Director           Mgmt          For                            For

1.6    Re-elect Mr. Eddie Lau Yum Chuen as a Director            Mgmt          For                            For

1.7    Re-elect Mr. Leung Hay Man as a Director                  Mgmt          For                            For

1.8    Approve the Director's fee at the rate of HKD             Mgmt          For                            For
       50,000 per annum for each Director and in the
       case of each Member of the Audit Committee
       an additional remuneration at the rate of HKD
       250,000 per annum.

2.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration.

3.A    Authorize the Directors, during the Relevant              Mgmt          For                            For
       Period [as specified], to repurchase ordinary
       shares of HKD 2.00 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission for
       this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time; the
       aggregate nominal amount of the shares of the
       Company to be repurchased pursuant to the approval
       in this resolution, shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue as at the date of this
       resolution and the said approval shall be limited
       accordingly; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       is required by the Articles of Association
       of the Companies or the Companies Ordinance
       [Chapter 32 of the laws of Hong Kong to be
       held].

3.B    Authorize the Directors, during the Relevant              Mgmt          For                            For
       Period [as specified], to allot, issue and
       deal with additional shares of the Company
       and to make or grant offers, agreements or
       options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] which would or might
       require the exercise of such powers either
       during or after the Relevant Period, provided
       that the aggregate nominal amount of the share
       capital of the Company to be allotted, issued
       and dealt with pursuant to the general mandate
       herein, otherwise than pursuant to: i) a rights
       issue [as specified]; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the employees of
       the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) an issue of shares in the
       Company upon the exercise of the subscription
       rights or conversion rights attaching to any
       warrants or convertible notes which may be
       issued by the Company or any of its subsidiaries;
       or iv) any scrip dividend pursuant to the Articles
       of Association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of this resolution
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company is required
       by the Articles of Association of the Companies
       or the Companies Ordinance [Chapter 32 of the
       laws of Hong Kong to be held].

3.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors and for the time being in
       force to exercise the powers of the Company
       to allot, issue and deal with any additional
       shares of the Company pursuant to Ordinary
       Resolution 3.B, by the addition to the aggregate
       nominal amount of share capital which may be
       allotted, issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with by the Directors pursuant to such
       general mandate an amount representing the
       aggregate nominal amount of the share capital
       of the Company repurchased by the Company pursuant
       to Ordinary Resolution 3.A, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company at the date of passing this resolution.




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702401821
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1      Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for
       the 18 months ended 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lee King Yue as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. Li Ning as a Director                        Mgmt          For                            For

3.3    Re-elect Mr. Lee Tat Man as a Director                    Mgmt          For                            For

3.4    Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.5    Re-elect Mr. Gordon Kwong Che Keung as a Director         Mgmt          For                            For

3.6    Re-elect Professor Ko Ping Keung as a Director            Mgmt          For                            For

4      Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase shares              Mgmt          For                            For

5.B    Authorize the Directors to allot new shares               Mgmt          For                            For

5.C    Authorize the Directors to allot new shares               Mgmt          For                            For
       equal to the aggregate nominal amount of
       share capital purchased by the Company

5.D    Approve to increase the authorized share capital          Mgmt          For                            For
       of HKD 10,000,000,000 and authorize a Director
       to execute any documents or to do all acts
       in relation thereto




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702430062
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  EGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve the Bonus Warrants Issue and the transactions     Mgmt          For                            For
       as contemplated thereunder [as specified]




--------------------------------------------------------------------------------------------------------------------------
 INVESTOR AB, STOCKHOLM                                                                      Agenda Number:  702287841
--------------------------------------------------------------------------------------------------------------------------
        Security:  W48102102
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  SE0000107401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1      Election of Jacob Wallenberg as the Chairman              Non-Voting
       of the meeting.

2      Approval of the voting list.                              Non-Voting

3      Approval of the agenda.                                   Non-Voting

4      Election of one or two to attest to the accuracy          Non-Voting
       of the minutes.

5      Determination of whether the meeting has been             Non-Voting
       duly convened.

6      Presentation of the parent Company's annual               Non-Voting
       report and the auditors' report,  as well as
       of the consolidated financial statements and
       the auditors' report  for the investor group.

7      The President's address.                                  Non-Voting

8      Receive the report on the work of the Board               Non-Voting
       of Directors, the Remuneration Committee,
       the Audit Committee and the Finance and Risk
       Committee.

9      Adopt the income statement and the balance sheet          Mgmt          For                            For
       for the parent company, as   well as of the
       consolidated income statement and the consolidated
       balance sheet for the Investor Group.

10     Grant discharge from liability of the members             Mgmt          For                            For
       of the Board of Directors and the President.

11     Approve a dividend to the shareholders of SEK             Mgmt          For                            For
       4.00 per share and that Monday, 19 APR 2010
       shall be the record date for receipt of the
       dividend; should the  meeting decide in favor
       of the proposal, payment of the dividend is
       expected  to be made by Euroclear Sweden AB
       on Thursday, 22 APR 2010.

12     Approve the number of Members of the Board of             Mgmt          For                            For
       Directors as eleven and no Deputy Members.

13     Approve a total compensation to the Board of              Mgmt          For                            For
       Directors of SEK 7,312,500 of which in aggregate
       SEK 6,375,000  whereof unchanged SEK 1,875,000
       to the Chairman and unchanged SEK 500,000
       to each of the remaining 9 Members of the
       Board, which are not employed by the Company
       in cash and in so-called synthetic
       shares and, in aggregate, SEK 937,500 in cash
       as remuneration for work in the committees
       of the Board of Directors; with the purpose
       of further enhancing the Board of Directors
       long term interest in the Company's
       financial development to be comparable with
       the shareholders , the Nomination Committee,
       in conformity with 2009, proposed that at least
       25% of the remuneration, before taxes, excluding
       remuneration for committee work, shall be
       paid through allocation of synthetic shares;
       a Member of the Board of Directors may, however,
       elect to receive 50% of the remuneration in
       synthetic shares; for administrative
       reasons, Members of the Board of Directors
       with foreign tax domicile shall be entitled
       to receive 100% of the  remuneration in cash;
       the proposal thus entails that the AGM approves
       the remuneration to the Board of Directors
       in an amount of, in aggregate, SEK 7,312,500,
       whereof not less than SEK 1,218,750 and not
       more than SEK 3,187,500 shall consist
       of synthetic shares; Auditors fees to be paid
       upon the approval of their invoice.

14     Re-elect Gunnar Brock, Sune Carlsson, Borje               Mgmt          For                            For
       Ekholm, Srikka Hamalainen, Grace Reksten Skaugen,
       O. Griffith Sexton, Lena Treschow Torell, Jacob
       Wallenberg and Peter Wallenberg Jr. as the
       Members of the Board of Directors; Member of
       the Board of Directors, Hakan Mogren, has
       declined re-election; election of Tom Johnstone
       and Carola Lemne as the new Members of the
       Board of Directors;  re-elect Jacob Wallenberg
       as the Chairman of the Board of Directors.

15     Amend Article 12 of the Articles of Association           Mgmt          For                            For
       so that first and second paragraphs cease
       to apply and are replaced as specified and
       on the specified conditions.

16.A   Approve the guidelines for salary and on other            Mgmt          For                            For
       remuneration for the President and other Members
       of the Management Group.

16.B   Approve a long-term variable remuneration program         Mgmt          For                            For
       for the Members of the Management Group
       and other employees.

17.A   Approve the proposal regarding acquisition and            Mgmt          For                            For
       sale of own shares in order to give the Board
       of Directors wider freedom of action in the
       work with the Company's capital structure,
       in order to enable transfer of own shares
       according to Resolution 17.B, and in order
       to secure the costs in connection with the
       long-term variable remuneration program and
       with the allocation of synthetic shares as
       part of the remuneration to the Board of Directors.

17.B   Approve the proposal regarding sale of own shares         Mgmt          For                            For
       in order to enable the Company to transfer
       own shares to employees who participate in
       the long-term  variable remuneration program
       2010.

18     Approve proposal for resolution regarding a               Mgmt          For                            For
       Nomination Committee.

19     Conclusion of the meeting.                                Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 JARDINE MATHESON HOLDINGS LTD                                                                  Agenda Number:  702325932
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50736100
    Meeting Type:  AGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  BMG507361001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements and the Independent      Mgmt          For                            For
       Auditors report for the  YE 31 DEC 2009, and
       to declare a final dividend.

2      Re-election of Adam Keswick as a Director.                Mgmt          For                            For

3      Re-election of Ben Keswick as a Director.                 Mgmt          For                            For

4      Re-election of Lord Leach of Fairford as a Director.      Mgmt          For                            For

5      Re-election of Giles White as a Director.                 Mgmt          For                            For

6      Re-appointment of Auditors; authorize the Directors       Mgmt          For                            For
       to fix their remuneration.

7      Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       during the relevant period of all powers of
       the Company to allot or issue shares and to
       make and grant offers, agreements and options
       which would or might require shares to be
       allotted, issued or disposed of during
       or after the end of the relevant period
       up to an aggregate nominal amount of USD 53.2
       million, be and is hereby generally and
       unconditionally approved, and; the aggregate
       nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted wholly for cash by the Directors
       pursuant to the approval in paragraph  a
       otherwise than pursuant to a rights issue,
       or the issue of shares pursuant to the
       Company's employee share purchase trust, shall
       not exceed USD 7.9 million, and the said
       approval shall be limited accordingly.

8      Authorize the Directors of the Company to exercise        Mgmt          For                            For
       all powers of the Company  to purchase its
       own shares, subject to and in accordance with
       all applicable  laws and regulations, during
       the relevant period be and is hereby generally
       and unconditionally approved; the aggregate
       nominal amount of shares of the Company which
       the Company may purchase pursuant to the approval
       in paragraph  a  of this resolution shall be
       less than 15 percent of the aggregate nominal
       amount of the existing issued share capital
       of the Company at t he date of this meeting,
       and such approval shall be limited accordingly;
       the approval in paragraph a of this resolution
       shall, where permitted by applicable laws
       and regulations and subject to the limitation
       in paragraph  b  of this resolution,
       extend to permit the purchase of shares of
       the company i) by subsidiaries of the
       company and ii) pursuant to the terms of
       put warrants or financial instruments having
       similar effect whereby  the Company can be
       required to purchase its own shares, provided
       that where put warrants are issued or offered
       pursuant to a rights issue the price which
       the company may pay for shares purchased on
       exercise of put warrants shall not exceed
       15 percent more than the average of the market
       quotations for the  shares for a period of
       not more than 30 nor less than the five dealing
       days falling one day prior to the date of
       any public announcement by the Company of
       the proposed issue of put warrants.



--------------------------------------------------------------------------------------------------------------------------
 KEYCORP                                                                                     Agenda Number:  933237047
--------------------------------------------------------------------------------------------------------------------------
        Security:  493267108
    Meeting Type:  Annual
    Meeting Date:  20-May-2010
          Ticker:  KEY
            ISIN:  US4932671088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM G. BARES                                          Mgmt          For                            For
       JOSEPH A. CARRABBA                                        Mgmt          For                            For
       CAROL A. CARTWRIGHT                                       Mgmt          For                            For
       ALEXANDER M. CUTLER                                       Mgmt          For                            For
       ELIZABETH R. GILE                                         Mgmt          For                            For
       RUTH ANN M. GILLIS                                        Mgmt          For                            For
       KRISTEN L. MANOS                                          Mgmt          For                            For
       EDUARDO R. MENASCE                                        Mgmt          For                            For
       HENRY L. MEYER III                                        Mgmt          For                            For
       EDWARD W. STACK                                           Mgmt          For                            For
       THOMAS C. STEVENS                                         Mgmt          For                            For

02     APPROVAL OF 2010 EQUITY COMPENSATION PLAN.                Mgmt          For                            For

03     AMENDMENT TO ARTICLES AND REGULATIONS TO REVISE           Mgmt          For                            For
       THE VOTING RIGHTS OF THE SERIES B PREFERRED
       STOCK.

04     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       AUDITORS.

05     ADVISORY APPROVAL OF EXECUTIVE COMPENSATION               Mgmt          For                            For
       PROGRAM.




--------------------------------------------------------------------------------------------------------------------------
 M.D.C. HOLDINGS, INC.                                                                       Agenda Number:  933196443
--------------------------------------------------------------------------------------------------------------------------
        Security:  552676108
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2010
          Ticker:  MDC
            ISIN:  US5526761086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL A. BERMAN                                         Mgmt          For                            For
       HERBERT T. BUCHWALD                                       Mgmt          For                            For
       LARRY A. MIZEL                                            Mgmt          For                            For

02     TO VOTE ON A SHAREOWNER PROPOSAL REGARDING THE            Shr           Against                        For
       CHAIRMAN AND CEO POSITIONS.

03     TO APPROVE THE SELECTION OF ERNST & YOUNG LLP             Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE 2010 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 NABORS INDUSTRIES LTD.                                                                      Agenda Number:  933270504
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6359F103
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2010
          Ticker:  NBR
            ISIN:  BMG6359F1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JOHN V. LOMBARDI                                          Mgmt          For                            For
       JAMES L. PAYNE                                            Mgmt          For                            For

2      APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       INDEPENDENT AUDITOR AND TO AUTHORIZE THE AUDIT
       COMMITTEE OF THE BOARD OF DIRECTORS TO SET
       THE AUDITOR'S REMUNERATION.

3      SHAREHOLDER PROPOSAL TO ADOPT A PAY FOR SUPERIOR		 Shr           Against                        For
       PERFORMANCE STANDARD IN EXECUTIVE COMPENSATION PLAN FOR
       SENIOR EXECUTIVES.

4      SHAREHOLDER PROPOSAL TO ADOPT AN ADVISORY RESOLUTION      Shr           Against                        For
       TO RATIFY THE COMPENSATION OF THE NAMED EXECUTIVE
       OFFICERS.

5      SHAREHOLDER PROPOSAL TO ADOPT A BYE-LAW PROVIDING         Shr           Against                        For
       THAT THE CHAIRMAN OF THE BOARD BE AN INDEPENDENT
       DIRECTOR.

6      SHAREHOLDER PROPOSAL TO REQUIRE ALL DIRECTORS             Shr           Against                        For
       TO STAND FOR ELECTION ANNUALLY.




--------------------------------------------------------------------------------------------------------------------------
 PARGESA HOLDING SA                                                                           Agenda Number:  702364263
--------------------------------------------------------------------------------------------------------------------------
        Security:  H60477207
    Meeting Type:  AGM
    Meeting Date:  05-May-2010
          Ticker:
            ISIN:  CH0021783391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1      Adopt the annual report, the consolidated accounts        Mgmt          For                            For
       and the parent Company accounts for the YE
       31 DEC 2009

2      Approve to pay a dividend of CHF 230.2 million            Mgmt          For                            For
       (CHF 2.72 per bearer share and CHF 0.272 per
       registered share), out of available profits
       of CHF 356.4 million which comprise a net profit
       for 2009 of CHF 249.9 million and a balance
       carried forward of CHF 106.5 million; after
       an allocation of CHF 12.5 million to the free
       reserve, CHF 113.7 million will be carried
       forward

3      Approve that a release be issued to the Members           Mgmt          For                            For
       of the Board of Directors and the Management

4.1a1  Re-elect Mrs. Segolene Gallienne as a Board               Mgmt          For                            For
       of Directors for 3 years terms

A.1A2  Re-elect Mr. Paul Desmarais Jr. as a Board of             Mgmt          For                            For
       Directors for 3 years terms

A.1A3  Re-elect Mr. Gerald Frere as a Board of Directors         Mgmt          For                            For
       for 3 years terms

A.1A4  Re-elect Mr. Victor Delloye as a Board of Directors       Mgmt          For                            For
       for 3 years terms

A.1A5  Re-elect Mr. Gerard Mestrallet as a Board of              Mgmt          For                            For
       Directors for 3 years terms

A.1A6  Re-elect Mr. Michael Nobrega as a Board of Directors      Mgmt          For                            For
       for 3 years terms

A.1A7  Re-elect Mr. Baudouin Prot as a Board of Directors        Mgmt          For                            For
       for 3 years terms

A.1A8  Re-elect Mr. Gilles Samyn as a Board of Directors         Mgmt          For                            For
       for 3 years terms

A.1A9  Re-elect Mr. Amaury de Seze as a Board of Directors       Mgmt          For                            For
       for 3 years terms

A.1.B  Election of Mr. Arnaud Vial, a French and Canadian        Mgmt          For                            For
       national, Senior Vice-President of Power Corporation
       of Canada and of Power Financial Corporation
       as a Board of Director for a three year term

4.2    Re-appoint Deloitte SA as the Auditor for a               Mgmt          For                            For
       one-year period

5.1    Amend the Article 5 BIS Par. 1 as follows: the            Mgmt          For                            For
       Board of Directors is authorized to increase,
       until 05 MAY 2012, the share capital up to
       CHF 253,000,000 by the issuance of a maximum
       of 11,500,000 bearer shares with a nominal
       value of CHF 20 each and by the issuance of
       a maximum of 11,500,000 registered shares with
       a nominal value of CHF 2 each; the new shares
       are required to be fully paid ]in; the Board
       of Directors may increase the share capital
       in one or several portions

5.2    Amend Articles 5, 6, 8, 15, 19, 21, 27 and 29             Mgmt          For                            For
       of the Articles of Association as specified

6      Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 POSCO                                                                                       Agenda Number:  933190340
--------------------------------------------------------------------------------------------------------------------------
        Security:  693483109
    Meeting Type:  Annual
    Meeting Date:  26-Feb-2010
          Ticker:  PKX
            ISIN:  US6934831099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF BALANCE SHEET (STATEMENTS OF FINANCIAL        Mgmt          For				For
       POSITION), STATEMENTS OF INCOME, AND STATEMENTS
       OF APPROPRIATION OF RETAINED EARNINGS FOR THE
       42ND FISCAL YEAR

02     PARTIAL AMENDMENTS TO ARTICLES OF INCORPORATION           Mgmt          For				For

3A     ELECTION OF DIRECTOR: PARK, HAN-YONG                      Mgmt          For				For

3B     ELECTION OF DIRECTOR: OH, CHANG-KWAN                      Mgmt          For				For

3C     ELECTION OF DIRECTOR: KIM, JIN-IL                         Mgmt          For				For

04     APPROVAL OF LIMITS OF THE TOTAL REMUNERATION              Mgmt          For				For
       FOR DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA                                                                          Agenda Number:  702061122
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  EGM
    Meeting Date:  15-Sep-2009
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Amend Article 5 regarding conversion of securities        Mgmt          No vote                        Against

2.     Approve to modify the share ownership disclosure          Mgmt          No vote                        Against
       threshold and amend Article 7 accordingly

3.     Approve to renew, for a duration of 5 years               Mgmt          No vote                        Against
       commencing on the date of publication of an
       extract of the minutes of the Extraordinary
       Shareholders Meeting approving this proposal,
       the general capital authorization set forth
       in indent 3 of Article 8 of the Articles of
       Association, and (ii) to replace, as a result
       of (i) above, such indent 3 with the specified
       text

4.     Approve to renew, for a duration of 3 years               Mgmt          No vote                        Against
       commencing on the date of the Extraordinary
       Shareholders Meeting approving this proposal,
       the authorization set forth in indent 5 of
       Article 8 of the Articles of Association, and
       (ii) to replace, as a result of (i) above,
       such indent 5 with the specified text

5.     Amend the last sentence of indent 1 of Article            Mgmt          No vote                        Against
       12 of the Articles of Association as specified,
       approve to renew, with effect as at the date
       of the Extraordinary Shareholders  Meeting
       approving this proposal and for a duration
       of 5 years, the general share buy-back authorization
       set forth in indent 1 of Article 12 of the
       Articles of Association; and (iii) to replace,
       as a result of (ii) above, indent 2 of Article
       12 with the specified text

6.     Amend Article 21.3 regarding Board Committees             Mgmt          No vote                        Against

7.     Amend Article 24 regarding minutes of Board               Mgmt          No vote                        Against
       meetings

8.     Grant authority for the implementation of approved        Mgmt          No vote                        Against
       resolutions and filing of required documents/formalities
       at trade registry


--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA                                                                          Agenda Number:  702073533
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  AGM
    Meeting Date:  15-Sep-2009
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Presentation of the consolidated and non-consolidated     Non-Voting
       reports by the Board of Directors on the FYE
       31 MAR 2009

2.     Presentation of the consolidated and non-consolidated     Non-Voting
       reports by the Statutory Auditor on the FYE
       31 MAR 2009

3.     Presentation of the consolidated financial statements     Non-Voting
       for the FYE 31 MAR 2009

4.     Approve the non-consolidated financial statements         Mgmt          No vote                        Against
       for the FYE 31 MAR 2009, including the specified
       allocation of results

5.     Grant discharge and release Messrs. D. Ronald             Mgmt          No vote                        Against
       Daniel, Timothy C. Collins, Leonhard Fischer,
       Mathias Dopfner, Harvey Golub, Gerd Hausler,
       Bjorn Konig, Jun Makihara, and Jeremy W. Sillem
       for the performance of their duties as the
       Directors during the FYE 31 MAR 2009

6.     Grant discharge and release KPMG Reviseurs d              Mgmt          No vote                        Against
       Entreprises [represented by Mr. Benoit Van
       Roost, partner] for the performance of its
       duties during the FYE 31 MAR 2009, as the Statutory
       Auditor



--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA                                                                          Agenda Number:  702239573
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  EGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.A    Approve a capital reduction by way of absorbing           Mgmt          No vote                        Against
       carried forward losses reflected in
       the non-consolidated financial statements for
       the FYE 31 MAR 2009, of an amount of JPY
       91,041,322,801,such reduction to be made without
       cancellation of shares, through a reduction
       of the item issuance premiums (currently
       of JPY 104,604,495,228) as reflected in the
       above non-consolidated financial statements

1.B    Approve, subject to the shareholders having               Mgmt          No vote                        Against
       approved Resolution 1, a further  capital reduction
       by way of increasing the available reserves
       (currently of JPY 17,445,452,557) to JPY
       25,000,000,000, such capital reduction to be
       made  without cancellation of shares (and without
       reimbursement to shareholders), through a
       reduction of the share capital (currently of
       EUR 664,424,086) by an amount of EUR 59,861,707
       (equal to JPY 7,554,547,443, based on the JPY/EUR
       exchange rate published by the European
       Central Bank on 02 FEB 2010)and, as a result: amend the
       Articles ofAssociation as follows: Article 5, paragraph
       1, in order to reflect the new amount of share
       capital and Article 8, paragraph 1 in
       order to reduce the amount of authorized share
       capital (currently of EUR 663,955,470)
       to EUR 604,562,379, to align it (in accordance
       with Article 603 of the Belgian Companies Code)
       on the new amount of share capital

2.     Authorize the General Counsel, with right of              Mgmt          No vote                        Against
       substitution, for the restatement
       of the Articles of Association as a result
       of the amendments set  forth in Resolution
       1b  and for the fulfillment of any other formalities
       necessary or useful in connection with
       such amendments




--------------------------------------------------------------------------------------------------------------------------
 SYCAMORE NETWORKS, INC.                                                                     Agenda Number:  933164600
--------------------------------------------------------------------------------------------------------------------------
        Security:  871206108
    Meeting Type:  Annual
    Meeting Date:  05-Jan-2010
          Ticker:  SCMR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       ROBERT E. DONAHUE                                         Mgmt          For                            For
       JOHN W. GERDELMAN                                         Mgmt          For                            For

2      TO RATIFY THE SELECTION OF THE FIRM OF                    Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS SYCAMORE'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING JULY 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 TEJON RANCH CO.                                                                             Agenda Number:  933226474
--------------------------------------------------------------------------------------------------------------------------
        Security:  879080109
    Meeting Type:  Annual
    Meeting Date:  11-May-2010
          Ticker:  TRC
            ISIN:  US8790801091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BARBARA GRIMM-MARSHALL                                    Mgmt          For                            For
       GEORGE G.C. PARKER                                        Mgmt          For                            For
       ROBERT A. STINE                                           Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG, LLP AS COMPANY'S           Mgmt          For                            For
       INDEPENDENT PUBLIC ACCOUNTANTS FOR 2010




--------------------------------------------------------------------------------------------------------------------------
 TELLABS, INC.                                                                               Agenda Number:  933204757
--------------------------------------------------------------------------------------------------------------------------
        Security:  879664100
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2010
          Ticker:  TLAB
            ISIN:  US8796641004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL J. BIRCK                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: LINDA WELLS KAHANGI                 Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ROBERT W. PULLEN                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: VINCENT H. TOBKIN                   Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S        Mgmt          For                            For
       INDEPENDENT REGISTERED AUDITORS FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA INDUSTRIES CORPORATION                                                               Agenda Number:  702493684
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92628106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  JP3634600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint Tadashi Ishikawa as a Director                    Mgmt          For                            For

2.2    Appoint Tetsuro Toyoda as a Director                      Mgmt          For                            For

2.3    Appoint Shinya Furukawa as a Director                     Mgmt          For                            For

2.4    Appoint Akira Imura as a Director                         Mgmt          For                            For

2.5    Appoint Akira Onishi as a Director                        Mgmt          For                            For

2.6    Appoint Kazue Saski as a Director                         Mgmt          For                            For

2.7    Appoint Toshiyuki Sekimori as a Director	                 Mgmt          For                            For

2.8    Appoint Masafumi Kato as a Director                       Mgmt          For                            For

2.9    Appoint Kazunori Yoshida as a Director	                 Mgmt          For                            For

2.10   Appoint Kimpei Mitsuya as a Director                      Mgmt          For                            For

2.11   Appoint Yasuharu Toyoda as a Director                     Mgmt          For                            For

2.12   Appoint Kosaku Yamada as a Director                       Mgmt          For                            For

2.13   Appoint Tatsuro Toyoda as a Director                      Mgmt          For                            For

2.14   Appoint Nori Satoh as a Director                          Mgmt          For                            For

2.15   Appoint Hirotaka Morishita as a Director                  Mgmt          For                            For

2.16   Appoint Yorihito Ikenaga as a Director                    Mgmt          For                            For

3.1    Appoint Katsuaki Watanabe as a Corporate Auditor          Mgmt          For                            For

3.2    Appoint Toshio Mita as a Corporate Auditor                Mgmt          For                            For

3.3    Appoint Hans-Juergen Marx as a Corporate Auditor          Mgmt          For                            For

3.4    Appoint Kakuo Ishikawa as a Corporate Auditor             Mgmt          For                            For

4      Authorize Use of Stock Options, and Allow Board           Mgmt          For                            For
       to Authorize Use of Stock Option Plan

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Auditors, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for Current Corporate Auditors

6      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 WHARF HOLDINGS LTD                                                                             Agenda Number:  702392490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8800U127
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the financial statements and the reports            Mgmt          For                            For
       of the Directors and the Auditors for
       the FYE 31 DEC 2009.

2      Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2009.

3.A    Re-elect Professor Edward K. Y. Chen, a retiring          Mgmt          For                            For
       Director, as a Director.

3.B    Re-elect Dr. Raymond K. F. Ch'ien, a retiring             Mgmt          For                            For
       Director, as a Director.

3.C    Re-elect Mr. T. Y. Ng, a retiring Director,               Mgmt          For                            For
       as a Director.

4      Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration.

5      Authorize the Directors for share repurchases             Mgmt          For                            For
       by the Company.

6      Authorize the Directors for the issue of shares.          Mgmt          For                            For

7      Approve the addition of repurchased securities            Mgmt          For                            For
       to the share issue general mandate stated
       under Resolution 6.




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK & CO LTD                                                                           Agenda Number:  702399709
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9553V106
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  HK0020000177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the financial statements and the reports            Mgmt          For                            For
       of the Directors and Auditors for the FYE 31
       DEC 2009.

2.     Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2009.

3.     Re-elect Mr. Stephen T. H. Ng, the retiring               Mgmt          For                            For
       Director, as a Director.

4.     Re-appoint KPMG as Auditors of the Company and            Mgmt          For                            For
       authorize the Directors to fix their remuneration.

5.     Authorize the Directors for share repurchases             Mgmt          For                            For
       by the Company.

6.     Authorize the Directors for issue of shares.              Mgmt          For                            For

7      Approve the addition of repurchased securities            Mgmt          For                            For
       to the share issue general mandate stated under
       Resolution No. 6.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Third Avenue Variable Series Trust
By (Signature)       /s/ David M. Barse
Name                 David M. Barse
Title                President
Date                 08/25/2010